Equity (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		$ (217,234)	$ (188,669)	$ (156,387)
Continuing operations
Other comprehensive income (loss) for the year		(161,338)	(28,565)	(36,559)
Discontinued operations
Other comprehensive income (loss) for the year				4,277
For the year ended December 31,		(378,572)	(217,234)	(188,669)
Currency Translation Adjustment
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		(241,091)	(212,080)	(174,950)
Continuing operations
Other comprehensive income (loss) for the year		(160,353)	(29,011)	(37,414)
Discontinued operations
Other comprehensive income (loss) for the year				284
For the year ended December 31,		(401,444)	(241,091)	(212,080)
Remeasurement of defined benefit obligations
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		123	106	489
Continuing operations
Other comprehensive income (loss) for the year		207	17	(383)
Discontinued operations
Other comprehensive income (loss) for the year				0
For the year ended December 31,		330	123	106
Share of other comprehensive income from associate
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		(39,611)	(40,043)	(39,999)
Continuing operations
Other comprehensive income (loss) for the year		(1,150)	432	(44)
Discontinued operations
Other comprehensive income (loss) for the year				0
For the year ended December 31,		(40,761)	(39,611)	(40,043)
Income Tax effect
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1	[1]	(57)	(54)	(145)
Continuing operations
Other comprehensive income (loss) for the year	[1]	(42)	(3)	91
Discontinued operations
Other comprehensive income (loss) for the year	[1]			0
For the year ended December 31,	[1]	(99)	(57)	(54)
Transfer from shareholders equity - currency translation differences
Disclosure of analysis of other comprehensive income by item [line items]
Balances at January 1		63,402	63,402	58,218
Continuing operations
Other comprehensive income (loss) for the year		0	0	1,191
Discontinued operations
Other comprehensive income (loss) for the year				3,993
For the year ended December 31,		$ 63,402	$ 63,402	$ 63,402

[1]	Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.